Description of Business and Organization (Details)							1 Months Ended	12 Months Ended
		Mar. 01, 2024 shares	Apr. 07, 2022 shares	Jan. 29, 2021 USD ($) shares	Apr. 20, 2018 USD ($)	Apr. 20, 2018 CNY (¥)	Sep. 17, 2009 shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Jan. 31, 2025 shares	Jan. 05, 2024	Jul. 20, 2023	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Jan. 29, 2021 CNY (¥)	May 31, 2016
Description of Business and Organization [Line Items]
Incorporated date									Dec. 19, 2006
Reverse stock split								The Company implemented a 1-for-150 reverse stock split on its ordinary shares effective Thursday, April 7, 2026, with trading to begin on a split-adjusted basis at the market open on that day. Upon the effectiveness of the reverse stock split, every 150 shares of the Company’s issued and outstanding ordinary shares will automatically be converted into one issued and outstanding ordinary share. No fractional shares will be issued as a result of the reverse stock split. Instead, any fractional shares that would have resulted from the split will be rounded up to the next whole number. The reverse stock split affects all shareholders uniformly and will not alter any shareholder’s percentage interest in the Company’s outstanding ordinary shares, except for adjustments that may result from the treatment of fractional shares.The reverse stock split at a ratio of 1-for-150 shares was approved by the Company’s board of directors and its shareholders.
Ordinary shares issued	[1]							887,271	887,271	39,033
Ordinary shares outstanding	[1]							887,271	887,271	39,033
Cash (in Dollars) | $								$ 17,900,000	$ 17,900,000
Net loss (in Dollars) | $									(1,250,422)	$ 10,199,851	$ (4,234,242)
Percentage of shares sold													100.00%	100.00%
Renovation Investment [Member]
Description of Business and Organization [Line Items]
Issuance of shares							7,900,000
Percentage of capital stock							100.00%
Shouantang Bio [Member]
Description of Business and Organization [Line Items]
Percentage of capital stock																		49.00%
Jiuzhou Pharmacy [Member]
Description of Business and Organization [Line Items]
Percentage of capital stock															51.00%	51.00%
Jiuxin Medicine [Member]
Description of Business and Organization [Line Items]
Percentage of capital stock					10.00%	10.00%
Total proceeds of investment					$ 79,625	¥ 507,760
Shares repurchase percentage				10
Total price				$ 77,410													¥ 507,760
Bank Loan [Member]
Description of Business and Organization [Line Items]
Credit borrowing (in Dollars) | $								5,790,000	5,790,000
Liquidity and Capital Resources [Member]
Description of Business and Organization [Line Items]
Working capital deficit (in Dollars) | $								$ 36,660,000	$ 36,660,000
Jiuzhou Pharmacy [Member]
Description of Business and Organization [Line Items]
Total amount of investment															$ 741,540	¥ 5,100,000
Ordinary Shares [Member]
Description of Business and Organization [Line Items]
Reverse stock split		1-for-20	1-for-12
Ordinary shares issued		20	12
Ordinary shares outstanding		20	12
Converted shares issued		1	1
Converted shares outstanding		1	1
Ordinary Shares [Member] | Mr. Liu and Ms. Qi [Member]
Description of Business and Organization [Line Items]
Ordinary shares issued												16,989
Ordinary Shares [Member] | Mr. Kong [Member]
Description of Business and Organization [Line Items]
Ordinary shares issued												14,833

[1]	All share numbers and share amounts presented have been retroactively adjusted to reflect the 1-for-150 reverse share split effective April 7, 2026.